[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

December 22, 2009

                                                                       Via EDGAR

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:  Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and
     Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
     OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483
     Post-Effective Amendment No. 10 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is December 31, 2009.

Following is a summary of the Commission's comments received by telephone on November 30 and December 10-11, 2009, for a Rule 485(a) amendment filed October 30, 2009, and our responses, as previously sent by a Correspondence filing on December 17, 2009.

1. Cover Page. You commented that we should use the product's 1933 Act registration number when providing the SEC source for the statement of additional information.
     Response: We reinserted the product's 1933 Act registration number in this paragraph and on the Last Page.

2. Cover Page. You asked if the disclaimer "NO BANK GUARANTEE" indicated this product was sold primarily through banks.
     Response: As we discussed, this variable product is primarily sold by registered representatives and through other marketing channels, which may include offices at banks. The text is standard and we made no revision.

3. Page 2: You mentioned a typographical error, that the word "premium" should be plural.
     Response: We revised so that the word is now "premiums."

4. Page 5: You commented that ANNUAL FEES AND EXPENSES, ANNUAL POLICY FEES, uses the phrase "Policy Anniversary" and questioned whether the phrase should have the word "year" added.

     Response: As we discussed on November 30th, the terms "Policy Year" and "Policy Anniversary" are defined terms (under the same heading on page 3). Sometimes the term "Policy Year" is used and in other instances, such as this, "Policy Anniversary" is more appropriate. Therefore, we revised all uses of the phrase "Policy Year anniversary," which had been used on pages 6 and 12 of the prospectus, to the term "Policy Anniversary."

5. Page 6. You commented that in the CHARGES section for optional riders, the Minimum Initial Premium Rider waiver description did not match the TSA Minimum Initial Premium Rider waiver description, and asked whether these should be the same.
     Response: After review with our actuary, we revised the Minimum Initial Premium Rider waiver description to match the TSA Minimum Initial Premium Rider waiver description by changing it to read "Waived once Policy value is at least $50,000 on a Policy Anniversary."

6. Pages 10-11. You commented that maximum expenses in the Examples charts use the Expanded Estate Protection Benefit ("EEPB") fees for Issue Ages 0-70, but the fees for the EEDP are higher for Issue Ages 71-80. Therefore we should use fees for Issue Ages 71-80 as the maximum expenses, but we may disclose in notes that EEPB fees are less for owners who purchase the policy at typical Issue Ages 0-70.
     Response: We revised the Examples charts to include EEPB fees for Issue Ages 71-80. We also revised the applicable footnotes to the charts and added a parenthetical stating "(EEPB fees are less for typical Policy Owners who are Issue Ages 0-70)." Also as the result of this comment, on prospectus page 6, we adjusted the Total Cost of Highest Combination of Optional Fees to reflect EEPB fees for Issue Ages 71-80 and revised the accompanying footnote to disclose the changed information.

7. Page 12. You commented that the "Optional Free Withdrawal Riders" section second and fourth paragraphs use the term "as long as the Policy is in force," and requested that we state whether these riders can or cannot be cancelled.
     Response: We revised this section by deleting the sentence about "policy in force" at the end of the second paragraph and adding further explanation for those riders that may not be cancelled and will terminate when the policy terminates. We also separated out the reference to the TSA Hardship Waiver Rider for more clarification.

8. Page 13. You noted that a sentence regarding the TSA loan option was deleted on this page, but retained in a previous footnote.
     Response: The sentence on page 13 was deleted in error. We reinserted it.

9. Page 13. You mentioned that discussion about the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge stated "when the rider is inactive" and asked that we explain or cross-reference.
     Response: We added further explanation regarding the GLWB rider charges, consistent with text included in Post-Effective Amendment No. 8 to Registration No. 333-120972, filed October 30, 2009. We also changed the word "inactive" to "in the Inactive Phase," since use of the defined term is more precise and is consistent with the further explanation of the rider.

10. Page 14. You commented that the Separate Account Variable Investment Options section discussion of responsibilities under the Policy should better define the Depositor's obligations, specifically regarding claims paying ability.
     Response: We modified the phrase "We are responsible to you for meeting the obligations of the Policy," by adding text stating "which are subject to the claims paying ability of our general account." This is consistent with disclosure previously provided in the GLWB Rider section of the prospectus.

11. Page 18. You commented that in the phrase "greatest amount of any similar transfer," we should clarify the meaning of the word "similar."

     Response: We replaced the word "similar" with the term "non-systematic," as providing a more precise description of the previous transfer amount that should be compared.

12.  Part C. You provided the following two comments for Part C:
     a. On the Exhibits list (Item 24(b) of Form N-4), we should identify the exhibits that are submitted with the filing by stating "Filed Herein."
     Response: We have identified exhibits to this filing by adding the notation "Filed Herein," where applicable, to the Item 24(b) Exhibits list.
     b. We should show the post-effective amendment for each Power of Attorney referenced on the Signatures page. This may be accomplished by:
          i. If on the Exhibits list: Show officer and director names in the applicable footnote(s); or
          ii. If on the Signatures page: Show cross-references to the applicable post-effective amendment filing and exhibit numbers in the footnotes on this page.
     Response: We have specified the applicable post-effective amendment and exhibit for each Power of Attorney referenced on the Signatures page.

Other changes made subsequent to Amendment No. 9 for this variable product are as follows:

A. Cover Page and pages 7, 15 and A-1. New names are used for The Alger Portfolios and the Alger Balanced Portfolio, Class I-2. Page 15 also shows new subadvisers and investment objectives for two Calvert Variable Series, Inc. portfolios. These fund and portfolio changes are based on supplements provided by the respective fund companies.
B. Pages 5-6. As we discussed by telephone on December 10-11, current charge increases for the No Withdrawal Charge Rider and three TSA NO WITHDRAWAL CHARGE RIDERS are less than the rates submitted in Amendment No. 9.
C. Page 12. The date when the Expanded "Free" Withdrawal Rider will no longer be issued was corrected to match disclosure on page 6, footnote 9 and on page 28.
D. The statement of additional information ("SAI"), including the financial statements, are included in this post-effective amendment in order to disclose subsequent events of the Depositor. Therefore, on the Cover Page and Last Page of the prospectus, we revised the effective date of the SAI. We also revised one heading in the SAI Table of Contents on the Last Page of the prospectus. The only changes to the SAI are to revise the effective dates at the top of page 1 and to update the Depositor's financial statements for the subsequent events (Audit opinion update and addition to Note 23).

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,


/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel